INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Held-to-Maturity Amortized Cost
Due in one year or less	$ 3,680
Due after one year through five years	419,301
Due after five years through ten years	334,746
Due after ten years	110,269
Amortized cost	867,996	837,272
Held-to-Maturity Market Value
Due in one year or less	3,745
Due after one year through five years	420,714
Due after five years through ten years	338,620
Due after ten years	111,670
Held-to-Maturity Market Value	874,749	824,985
Available-for-Sale Amortized Cost
Due in one year or less	23,090
Due after one year through five years	355,360
Due after five years through ten years	190,672
Due after ten years	280,382
Amortized Cost	849,504	945,052
Available-for-Sale Market Value
Due in one year or less	23,137
Due after one year through five years	354,978
Due after five years through ten years	186,471
Due after ten years	275,882
Available-for-Sale Market Value	$ 840,468	$ 913,601